Restructuring - Summary of Location on Consolidated Statement of Earnings and Type of Cost for Restructuring Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Cost of products sold, excluding intangible asset amortization	$ 2,493.7	$ 2,191.2	$ 2,083.8
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Restructuring and other cost reduction initiatives	$ 181.2	$ 219.0	$ 151.9
2019 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Cost of products sold, excluding intangible asset amortization	$ 0.2	$ 11.5	$ 8.2
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Restructuring and other cost reduction initiatives	$ 24.8	$ 36.6	$ 33.3
Total	25.0	48.1	41.5
Employee Termination Benefits [Member] | 2019 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other cost reduction initiatives	7.8	26.4	17.4
Total	7.8	26.4	17.4
Other Restructuring [Member] | 2019 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Cost of products sold, excluding intangible asset amortization	$ 0.2	$ 11.5	$ 8.2
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Restructuring and other cost reduction initiatives	$ 17.0	$ 10.2	$ 15.9
Total	$ 17.2	$ 21.7	$ 24.1